LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS (Tables)	12 Months Ended
Oct. 26, 2014
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS
Schedule of long-term debt

	October 26,	October 27,
(in thousands)	2014	2013

Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	$250,000	$250,000

Less current maturities	–	–

Total	$250,000	$250,000